Restricted Cash	12 Months Ended
Dec. 31, 2014
Cash And Cash Equivalents [Abstract]
Restricted Cash Disclosure [Text Block]

11. Restricted Cash

Restricted cash represents cash received from IRB drawings that have been received in advance of incurring expenditures for which the IRBs are made available. At December 31, 2014, $521 (2013 - $498 ) of cash is restricted to fund a portion of landfill construction activities and equipment and container expenditures in the Company’s U.S. northeast operations.